Provision for Closure and Reclamation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provision for Closure and Reclamation
Provision for closure and reclamation at beginning of period	$ 13,654	$ 6,160
Change in estimate	24,644	7,420
Accretion	201	74
Provision for closure and reclamation at end of period	$ 38,499	$ 13,654
Pre-tax real discount rate	1.51%	1.47%
Snip
Provision for Closure and Reclamation
Provision for closure and reclamation at beginning of period	$ 3,186	$ 2,645
Change in estimate	1,070	510
Accretion	47	31
Provision for closure and reclamation at end of period	4,303	3,186
Eskay
Provision for Closure and Reclamation
Provision for closure and reclamation at beginning of period	10,468	3,515
Change in estimate	23,574	6,910
Accretion	154	43
Provision for closure and reclamation at end of period	$ 34,196	$ 10,468